Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Translation Exposure Risk
During the year ended December 31, 2023, the Group was primarily exposed to changes in EUR/SEK, GBP/SEK, CNY/SEK, and CNY/USD foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2023 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
		(Restated)
EUR/SEK exchange rate - increase/decrease 10%	+/-	38,460
GBP/SEK exchange rate - increase/decrease 10%	+/-	10,838
CNY/SEK exchange rate - increase/decrease 10%	+/-	9,184
CNY/USD exchange rate - increase/decrease 10%	+/-	7,028
During the year ended December 31, 2022, the Group was primarily exposed to changes in CNY/SEK, EUR/SEK, USD/SEK and GBP/SEK foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2022 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
		(Restated)
CNY/SEK exchange rate - increase/decrease 10%	+/-	60,110
EUR/SEK exchange rate - increase/decrease 10%	+/-	44,850
USD/SEK exchange rate - increase/decrease 10%	+/-	35,445
GBP/SEK exchange rate - increase/decrease 10%	+/-	8,948
During the year ended December 31, 2021, the Group was primarily exposed to changes in the CNY/SEK, USD/SEK, EUR/SEK, and CNY/USD foreign exchange rate. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2021 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
		(Restated)
CNY/SEK exchange rate - increase/decrease 10%	+/-	60,066
USD/SEK exchange rate - increase/decrease 10%	+/-	22,747
EUR/SEK exchange rate - increase/decrease 10%	+/-	7,638
CNY/USD exchange rate - increase/decrease 10%	+/-	3,907

Disclosure of market risk	The following table illustrates the estimated impact of a 10% change in market volatility:

	Impact on loss before income taxes
	2023		2022
Earn-out liability - increase 10%	+	32,137	+	60,531
Earn-out liability - decrease 10%	-	(43,341)	-	(55,828)

	Impact on loss before income taxes
	Fair value change - Class C-1 Shares			Fair value change - Class C-2 Shares
		2023	2022		2023	2022
		(Restated)			(Restated)
Class C Shares liability - increase of 10%	+	820	800	+	180	450
Class C Shares liability - decrease of 10%	-	(820)	(960)	-	(180)	(540)

Summary of Interest Rate Risk
The table below shows the estimated effect on profit or loss and equity of a parallel shift of the interest rate curves up or down by one percent on loans without fixed interest rates. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The calculation considers the effect of financial instruments with variable interest rates, financial instruments at fair value through profit or loss or available for sale with fixed interest rates, and the fixed rate element of interest rate caps. The analysis is performed on the same basis for 2023 and 2022.

	Impact on loss before income taxes
	2023		2022
	(Restated)
Interest rates - increase/decrease by 1%	+/-	15,909	+/-	5,219

Disclosure of Capital Management	Polestar's capital is summarized as follows:

	For the year ended December 31,
	2023	2022
	(Restated)	(Restated)
Share capital and Other contributed capital	3,636,355	3,605,397
Liabilities to credit institutions	2,026,665	1,327,102
Other non-current interest-bearing liabilities - related parties	1,413,257	43,643
Interest-bearing current liabilities - related parties	73,814	27,061
Total capital	$7,150,091	$5,003,203